PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 37,152,861
Depreciation	2,794,989	$ 963,148
Property, plant and equipment at end of period	69,104,080	37,152,861
Assets under construction included in property, plant and equipment	18,600,528	17,146,625
Borrowing costs capitalized related to property, plant and equipment	1,360,605	710,459
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38,116,009
Acquired through combinations and acquisitions	21,660,209	21,504,989
Addition	13,085,999	16,611,020
Disposals	(112,558)
Property, plant and equipment at end of period	72,749,659	38,116,009
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(963,148)	(963,148)
Disposals	112,558
Depreciation	2,794,989	963,148
Property, plant and equipment at end of period	(3,645,579)	(963,148)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	829,251
Property, plant and equipment at end of period	799,466	829,251
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	923,391
Acquired through combinations and acquisitions	66,915	722,346
Addition	85,610	201,045
Property, plant and equipment at end of period	1,075,916	923,391
Furniture and fixtures | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(94,140)
Depreciation	182,310	94,140
Property, plant and equipment at end of period	(276,450)	(94,140)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	270,750
Property, plant and equipment at end of period	366,533	270,750
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	312,486
Acquired through combinations and acquisitions	49,519	255,127
Addition	147,350	57,359
Property, plant and equipment at end of period	509,355	312,486
Office equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(41,736)
Depreciation	101,086	41,736
Property, plant and equipment at end of period	(142,822)	(41,736)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,752,820
Property, plant and equipment at end of period	6,372,465	1,752,820
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,871,195
Acquired through combinations and acquisitions	4,544,221	1,472,366
Addition	317,723	398,829
Property, plant and equipment at end of period	6,733,139	1,871,195
Machinery and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(118,375)
Depreciation	242,299	118,375
Property, plant and equipment at end of period	(360,674)	(118,375)
Auto and trucks
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	116,320
Property, plant and equipment at end of period	135,447	116,320
Auto and trucks | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	130,298
Acquired through combinations and acquisitions		64,137
Addition	59,253	66,161
Property, plant and equipment at end of period	189,551	130,298
Auto and trucks | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(13,978)
Depreciation	40,126	13,978
Property, plant and equipment at end of period	(54,104)	(13,978)
Buildings, leasehold improvements, and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34,183,720
Property, plant and equipment at end of period	61,430,169	34,183,720
Buildings, leasehold improvements, and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34,878,639
Acquired through combinations and acquisitions	16,999,554	18,991,013
Addition	12,476,063	15,887,626
Disposals	(112,558)
Property, plant and equipment at end of period	64,241,698	34,878,639
Buildings, leasehold improvements, and land | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(694,919)
Disposals	112,558
Depreciation	2,229,168	694,919
Property, plant and equipment at end of period	$ (2,811,529)	$ (694,919)